Revenue	6 Months Ended
Jun. 30, 2020
Revenue [Abstract]
Revenue
7	Revenues
During the six months ended June 30, 2019 and 2020, subscription packages contributed RMB1,508 million and RMB 2,521 million to the revenues from online music services, respectively.